Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Total attributable to shareholders	Share capital	Share capital Multiple voting shares	Share capital Subordinate voting shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interest
Shareholders’ equity, beginning balance at Apr. 02, 2023	$ 477.5	$ 469.5	$ 118.7	$ 1.4	$ 117.3	$ 28.5	$ 316.5	$ 5.8	$ 8.0
Normal course issuer bid purchase of subordinate voting shares	(140.2)	(140.2)	(17.8)		(17.8)		(122.4)
Liability to broker under automatic share purchase plan	20.0	20.0				20.0
Issuance of shares	0.1	0.1	4.0		4.0	(3.9)
Net income (loss)	58.1	58.4					58.4		(0.3)
Other comprehensive income (loss)	(1.8)	(0.6)						(0.6)	(1.2)
Share-based payment	9.8	9.8				9.8
Shareholders’ equity, ending balance at Mar. 31, 2024	423.5	417.0	104.9	1.4	103.5	54.4	252.5	5.2	6.5
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)	(0.6)					(0.6)
Issuance of shares	0.6	0.6	4.7		4.7	(4.1)
Net income (loss)	103.6	94.8					94.8		8.8
Other comprehensive income (loss)	14.4	14.3						14.3	0.1
Share-based payment	15.1	15.1				15.1
Shareholders’ equity, ending balance at Mar. 30, 2025	556.6	541.2	109.6	1.4	108.2	65.4	346.7	19.5	15.4
Issuance of shares	0.5	0.5	4.5		4.5	(4.0)
Net income (loss)	27.8	22.5					22.5		5.3
Other comprehensive income (loss)	20.0	21.3						21.3	(1.3)
Share-based payment	22.9	22.9				22.9
Shareholders’ equity, ending balance at Mar. 29, 2026	$ 627.8	$ 608.4	$ 114.1	$ 1.4	$ 112.7	$ 84.3	$ 369.2	$ 40.8	$ 19.4